Accrued Expenses and Other Liabilities (Tables)	9 Months Ended
Sep. 30, 2019
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consisted of the following (in thousands):

	September 30, 2019	December 31, 2018
Compensation and benefits	$5,671	$3,296
Research and development costs	6,586	9,362
UCLB milestone	615	638
Professional fees	2,183	4,130
Deferred rent	—	561
U.S. Corporate and local tax	—	621
Other liabilities	493	446
Total accrued expenses and other liabilities	$15,548	$19,054